2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

March 25, 2026

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Northern Funds (the “Registrant”)
Post-Effective Amendment No. 199

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) please accept this letter as certification that:

1.

The form of Prospectus and Statement of Additional Information dated March 20, 2026 for the Northern Trust US Equity ETF series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 199 to the Registrant’s registration statement under the 1933 Act, on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 199 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on March 19, 2026 (Accession No. 0001193125-26-115623) with an effective date of March 19, 2026.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero, Esq.

cc:	Jose Del Real, Esq.
Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP | stradley.com

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